Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating revenues	$ 1,572,493	$ 1,568,360
Income (loss) from continuing operations attributable to the shareholders of The E.W. Scripps Company	$ (18,657)	$ 42,426
Income (loss) per share from operations attributable to the shareholders of The E.W. Scripps Company:
Basic (in dollars per share)	$ (0.23)	$ 0.51
Diluted (in dollars per share)	$ (0.23)	$ 0.51
Cordillera Communications, LLC And Nexstar Media Group, Inc.
Transaction costs	$ 19,900